Financial liabilities - Additional Information (Details) € in Thousands, $ in Thousands	Oct. 07, 2021 EUR (€)	Apr. 16, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Apr. 16, 2020 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities			€ 248,491	€ 375,358
Agreement maturity period		3 years
Current bank loans			36,195	61,905
Non-current bank loans			€ 134,367	224,365
PGIM, Inc.
Disclosure of financial liabilities [line items]
Principal amount of notes issue | $					$ 69,540
Notes issued		€ 50,000
Repayment of notes		€ 25,000
Borrowings, maturity		April 16, 2028
SVM Automatik A/S
Disclosure of financial liabilities [line items]
% equity interest	35.00%
Additional investment for purchasing the remaining interests percentage	€ 7,000
Medirio SA | Purchase of Residual Shares
Disclosure of financial liabilities [line items]
Unpaid amount of residual shares in minority interest				1,221
Put Option Granted | SVM Automatik A/S
Disclosure of financial liabilities [line items]
Financial liabilities related to put option				€ 6,706